Schedule of Investments (unaudited)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Archer Aviation, Inc., Class A(a)	5,509	$ 59,773
ATI, Inc.(a)	19,041	1,644,000
Axon Enterprise, Inc.(a)	2,294	1,899,294
BWX Technologies, Inc.	11,273	1,623,988
Curtiss-Wright Corp.	3,431	1,676,215
Ducommun, Inc.(a)	14,570	1,203,919
Huntington Ingalls Industries, Inc.	4,885	1,179,532
Leonardo DRS, Inc.	11,210	521,041
Moog, Inc., Class A	8,756	1,584,573
Triumph Group, Inc.(a)	3,102	79,877
V2X, Inc.(a)	14,489	703,441
Voyager Technologies, Inc., Class A(a)	842	33,049
		12,208,702
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	11,563	1,109,470
Automobile Components — 1.0%
Adient PLC(a)	99,958	1,945,182
BorgWarner, Inc.	52,735	1,765,568
Gentex Corp.	39,300	864,207
Standard Motor Products, Inc.	3,882	119,255
		4,694,212
Banks — 5.2%
1st Source Corp.	2,498	155,051
Amalgamated Financial Corp.	21,015	655,668
Ameris Bancorp	4,597	297,426
Axos Financial, Inc.(a)	3,842	292,146
Bank7 Corp.	5,533	231,445
Bar Harbor Bankshares	4,051	121,368
Capital City Bank Group, Inc.	3,490	137,332
Capitol Federal Financial, Inc.	7,149	43,609
Commerce Bancshares, Inc.	3,728	231,770
ConnectOne Bancorp, Inc.	17,432	403,725
Cullen/Frost Bankers, Inc.	5,434	698,486
Dime Community Bancshares, Inc.	2,346	63,201
Enterprise Bancorp, Inc.	716	28,382
Enterprise Financial Services Corp.	12,023	662,467
FB Financial Corp.	11,514	521,584
First Bank	21,311	329,681
First Business Financial Services, Inc.	2,408	121,989
First Financial Bankshares, Inc.	2,519	90,634
First Hawaiian, Inc.	85,104	2,124,196
First Horizon Corp.	127,292	2,698,590
First Internet Bancorp	10,644	286,324
Flushing Financial Corp.	15,341	182,251
FNB Corp.	42,658	621,954
HarborOne Bancorp, Inc.	16,406	191,622
Heritage Commerce Corp.	79,273	787,181
Heritage Financial Corp.	302	7,200
HomeTrust Bancshares, Inc.	7,122	266,434
Horizon Bancorp, Inc.	32,424	498,681
Independent Bank Corp.	65,984	2,138,541
Kearny Financial Corp.	78,019	504,003
Mercantile Bank Corp.	5,256	243,931
Metropolitan Bank Holding Corp.(a)	8,602	602,140
Midland States Bancorp, Inc.	23,077	399,694
MVB Financial Corp.	1,056	23,792
Northfield Bancorp, Inc.	79,938	917,688
OceanFirst Financial Corp.	79,154	1,393,902
Orange County Bancorp, Inc.	176	4,548
Park National Corp.	336	56,199
Security	Shares	Value
Banks (continued)
Peoples Bancorp, Inc.	950	$ 29,013
Prosperity Bancshares, Inc.	34,801	2,444,422
Provident Financial Services, Inc.	11,854	207,801
Republic First Bancorp, Inc.(a)	87,118	17
ServisFirst Bancshares, Inc.	3,429	265,782
Shore Bancshares, Inc.	13,565	213,242
Southern First Bancshares, Inc.(a)	1,503	57,159
SouthState Corp.	1,035	95,251
United Bankshares, Inc.	3,530	128,598
United Community Banks, Inc.	8,442	251,487
Univest Financial Corp.	11,462	344,318
USCB Financial Holdings, Inc., Class A	6,920	114,457
Washington Trust Bancorp, Inc.	13,355	377,679
Western New England Bancorp, Inc.	15,110	139,465
Zions Bancorp N.A.	9,974	518,050
		24,221,576
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(a)	2,443	466,149
National Beverage Corp.(a)	3,435	148,529
Primo Brands Corp., Class A	2,203	65,253
		679,931
Biotechnology — 5.9%
ACADIA Pharmaceuticals, Inc.(a)	26,980	581,959
Alkermes PLC(a)	30,886	883,648
Amicus Therapeutics, Inc.(a)	123,159	705,701
Apellis Pharmaceuticals, Inc.(a)	21,519	372,494
Arcus Biosciences, Inc.(a)	4,472	36,402
Ardelyx, Inc.(a)	65,267	255,847
BioCryst Pharmaceuticals, Inc.(a)	85,770	768,499
Blueprint Medicines Corp.(a)	8,512	1,091,068
Bridgebio Pharma, Inc.(a)	9,790	422,732
Caris Life Sciences, Inc.(a)	3,016	80,587
Catalyst Pharmaceuticals, Inc.(a)	45,471	986,721
Celldex Therapeutics, Inc.(a)	4,756	96,785
Cytokinetics, Inc.(a)	8,349	275,851
Day One Biopharmaceuticals, Inc.(a)	61,335	398,677
Exact Sciences Corp.(a)	15,294	812,723
Exelixis, Inc.(a)	37,358	1,646,554
Halozyme Therapeutics, Inc.(a)	727	37,818
Ideaya Biosciences, Inc.(a)	35,913	754,891
Insmed, Inc.(a)	8,497	855,138
Ionis Pharmaceuticals, Inc.(a)	31,708	1,252,783
iTeos Therapeutics, Inc.(a)	22,827	227,585
Kura Oncology, Inc.(a)	13,803	79,643
Madrigal Pharmaceuticals, Inc.(a)	490	148,294
MannKind Corp.(a)	218,336	816,577
MiMedx Group, Inc.(a)	114,976	702,503
Mirum Pharmaceuticals, Inc.(a)	2,605	132,568
Moderna, Inc.(a)	29,554	815,395
Natera, Inc.(a)	4,840	817,670
Neurocrine Biosciences, Inc.(a)	7,290	916,280
PTC Therapeutics, Inc.(a)	14,336	700,170
REGENXBIO, Inc.(a)	73,257	601,440
Revolution Medicines, Inc.(a)	1,349	49,630
Sarepta Therapeutics, Inc.(a)	53,950	922,545
SQZ Biotechnologies Co.(a)	1,031	29
Syndax Pharmaceuticals, Inc.(a)	86,477	809,857
TG Therapeutics, Inc.(a)	30,498	1,097,623
Travere Therapeutics, Inc.(a)	15,852	234,610
Twist Bioscience Corp.(a)	26,090	959,851
Ultragenyx Pharmaceutical, Inc.(a)	28,427	1,033,606
United Therapeutics Corp.(a)	5,994	1,722,376

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc.(a)	134,222	$ 633,528
Veracyte, Inc.(a)	25,967	701,888
Verve Therapeutics, Inc.(a)	16,134	181,185
Viking Therapeutics, Inc.(a)(b)	19,184	508,376
Vir Biotechnology, Inc.(a)	11,420	57,557
Voyager Therapeutics, Inc.(a)	8,697	27,048
		27,214,712
Broadline Retail — 0.1%
Macy’s, Inc.	34,220	399,005
Building Products — 2.0%
Advanced Drainage Systems, Inc.	3,027	347,681
Allegion PLC	14,601	2,104,296
Armstrong World Industries, Inc.	2,333	378,972
AZEK Co., Inc. (The), Class A(a)	6,338	344,470
Caesarstone Ltd.(a)	4,705	9,269
Gibraltar Industries, Inc.(a)	2,983	175,997
Griffon Corp.	11,515	833,341
Owens Corning	6,779	932,248
Quanex Building Products Corp.	3,632	68,645
Resideo Technologies, Inc.(a)	100,681	2,221,023
Zurn Elkay Water Solutions Corp.	45,333	1,657,828
		9,073,770
Capital Markets — 4.2%
Acadian Asset Management, Inc.	7,144	251,754
Etoro Group Ltd., Class A(a)	9,473	630,807
Evercore, Inc., Class A	3,293	889,176
Franklin Resources, Inc.	15,740	375,399
Houlihan Lokey, Inc., Class A	26,206	4,715,770
Interactive Brokers Group, Inc., Class A	27,642	1,531,643
Invesco Ltd.	98,634	1,555,458
Janus Henderson Group PLC	21,268	826,049
MarketAxess Holdings, Inc.	1,353	302,179
Morningstar, Inc.	5,243	1,645,935
PJT Partners, Inc., Class A	8,261	1,363,148
Robinhood Markets, Inc., Class A(a)	11,805	1,105,302
SEI Investments Co.	15,377	1,381,777
Virtu Financial, Inc., Class A	39,209	1,756,171
XP, Inc., Class A	50,448	1,019,050
		19,349,618
Chemicals — 1.0%
Albemarle Corp.	2,988	187,258
Balchem Corp.	1,857	295,634
Celanese Corp., Class A	15,894	879,415
Huntsman Corp.	170,654	1,778,215
Mosaic Co. (The)	23,638	862,314
Olin Corp.	15,028	301,913
Perimeter Solutions, Inc.(a)	11,709	162,989
Tronox Holdings PLC	22,903	116,118
		4,583,856
Commercial Services & Supplies — 0.3%
ACV Auctions, Inc., Class A(a)	21,567	349,817
CoreCivic, Inc.(a)	35,417	746,236
GEO Group, Inc. (The)(a)	12,104	289,891
MillerKnoll, Inc.	3,829	74,359
		1,460,303
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	5,048	45,280
Calix, Inc.(a)	26,020	1,384,004
Security	Shares	Value
Communications Equipment (continued)
Ciena Corp.(a)	22,926	$ 1,864,572
Juniper Networks, Inc.	23,905	954,527
		4,248,383
Construction & Engineering — 3.1%
Comfort Systems U.S.A., Inc.	7,157	3,837,655
Dycom Industries, Inc.(a)	7,160	1,749,832
EMCOR Group, Inc.	1,369	732,264
Fluor Corp.(a)	25,235	1,293,799
MasTec, Inc.(a)	25,572	4,358,236
Primoris Services Corp.	29,426	2,293,463
		14,265,249
Consumer Finance — 2.0%
Encore Capital Group, Inc.(a)	5,719	221,382
Enova International, Inc.(a)	24,470	2,728,894
EZCORP, Inc., Class A, NVS(a)	81,578	1,132,303
FirstCash Holdings, Inc.	12,115	1,637,221
OneMain Holdings, Inc.	36,553	2,083,521
Oportun Financial Corp.(a)	32,331	231,490
PRA Group, Inc.(a)	24,324	358,779
Regional Management Corp.	11,825	345,408
Upstart Holdings, Inc.(a)	7,823	505,992
		9,244,990
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	46,027	990,041
BJ’s Wholesale Club Holdings, Inc.(a)	25,651	2,765,947
Performance Food Group Co.(a)	25,988	2,273,171
Sprouts Farmers Market, Inc.(a)	29,203	4,807,982
United Natural Foods, Inc.(a)	30,959	721,654
		11,558,795
Containers & Packaging — 2.0%
Crown Holdings, Inc.	56,468	5,815,074
Packaging Corp. of America	19,337	3,644,058
		9,459,132
Diversified Consumer Services — 2.2%
Bright Horizons Family Solutions, Inc.(a)	28,945	3,577,313
Coursera, Inc.(a)	85,372	747,859
Duolingo, Inc., Class A(a)	3,816	1,564,636
Grand Canyon Education, Inc.(a)	5,149	973,161
H&R Block, Inc.	6,499	356,730
Laureate Education, Inc., Class A(a)	105,345	2,462,966
Strategic Education, Inc.	1,946	165,663
Stride, Inc.(a)	3,001	435,715
		10,284,043
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	15,536	277,007
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(a)	35,634	1,297,078
Liberty Global Ltd., Class A(a)	13,741	137,547
		1,434,625
Electric Utilities — 0.2%
NRG Energy, Inc.	6,334	1,017,114
Electrical Equipment — 1.1%
Bloom Energy Corp., Class A(a)(b)	30,065	719,155
Generac Holdings, Inc.(a)	12,432	1,780,387
NEXTracker, Inc., Class A(a)	35,728	1,942,531
NuScale Power Corp., Class A(a)	1,306	51,665

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	12,435	$ 374,418
Vertiv Holdings Co., Class A	3,192	409,885
		5,278,041
Electronic Equipment, Instruments & Components — 2.9%
Badger Meter, Inc.	3,814	934,239
Cognex Corp.	28,420	901,483
Coherent Corp.(a)	22,777	2,031,936
Fabrinet(a)	4,026	1,186,382
Flex Ltd.(a)	62,374	3,113,710
Insight Enterprises, Inc.(a)	12,367	1,707,697
Methode Electronics, Inc.	42,375	402,986
nLight, Inc.(a)	6,315	124,279
Ouster, Inc.(a)	6,295	152,654
PC Connection, Inc.	5,000	328,900
Plexus Corp.(a)	1,687	228,268
TD SYNNEX Corp.	2,849	386,609
TTM Technologies, Inc.(a)	52,220	2,131,621
		13,630,764
Energy Equipment & Services — 0.6%
Noble Corp. PLC	5,143	136,547
TechnipFMC PLC	60,102	2,069,913
Transocean Ltd.(a)	177,590	459,958
		2,666,418
Entertainment — 0.7%
Lionsgate Studios Corp.(a)	28,471	165,416
Playtika Holding Corp.	30,398	143,783
Roku, Inc., Class A(a)	31,690	2,785,234
		3,094,433
Financial Services — 2.6%
Affirm Holdings, Inc., Class A(a)	33,898	2,343,708
Chime Financial, Inc., Class A(a)	20,592	710,630
Essent Group Ltd.	10,592	643,252
NMI Holdings, Inc., Class A(a)	23,994	1,012,307
Pagseguro Digital Ltd., Class A	90,682	874,175
Remitly Global, Inc.(a)	120,055	2,253,432
StoneCo Ltd., Class A(a)	36,637	587,657
TFS Financial Corp.	4,618	59,803
Toast, Inc., Class A(a)	70,524	3,123,508
Velocity Financial, Inc.(a)	13,569	251,569
Voya Financial, Inc.	869	61,699
		11,921,740
Food Products — 0.3%
Cal-Maine Foods, Inc.	7,418	739,055
Darling Ingredients, Inc.(a)	6,419	243,537
Ingredion, Inc.	2,732	370,514
Marzetti Co. (The)	1,254	216,654
		1,569,760
Gas Utilities — 1.0%
New Jersey Resources Corp.	70,155	3,144,347
Southwest Gas Holdings, Inc.	17,575	1,307,404
		4,451,751
Ground Transportation — 1.0%
ArcBest Corp.	3,952	304,344
Covenant Logistics Group, Inc., Class A	13,019	313,888
Knight-Swift Transportation Holdings, Inc.	2,506	110,840
Lyft, Inc., Class A(a)	122,346	1,928,173
RXO, Inc.(a)	2,980	46,846
Security	Shares	Value
Ground Transportation (continued)
Saia, Inc.(a)	2,353	$ 644,698
XPO, Inc.(a)	9,053	1,143,303
		4,492,092
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.(a)	28,286	38,752
DENTSPLY SIRONA, Inc.	33,814	536,966
Envista Holdings Corp.(a)	16,847	329,190
Haemonetics Corp.(a)	6,795	506,975
Inmode Ltd.(a)	20,284	292,901
Inogen, Inc.(a)	6	42
Inspire Medical Systems, Inc.(a)(b)	2,515	326,372
iRadimed Corp.	4,411	263,734
iRhythm Technologies, Inc.(a)	1,943	299,144
LivaNova PLC(a)	2,413	108,633
NeuroPace, Inc.(a)	20,532	228,727
Novocure Ltd.(a)	83,564	1,487,439
Omnicell, Inc.(a)	9,102	267,599
Tandem Diabetes Care, Inc.(a)	3,259	60,748
		4,747,222
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(a)	3,494	79,279
Alignment Healthcare, Inc.(a)	75,183	1,052,562
BrightSpring Health Services, Inc.(a)	3,379	79,711
Castle Biosciences, Inc.(a)	8,826	180,227
Chemed Corp.	82	39,928
Clover Health Investments Corp., Class A(a)	12,216	34,083
CorVel Corp.(a)	3,209	329,821
Cross Country Healthcare, Inc.(a)	2,327	30,367
Encompass Health Corp.	18,040	2,212,245
Ensign Group, Inc. (The)	5,052	779,321
Guardant Health, Inc.(a)	9,768	508,327
Hims & Hers Health, Inc., Class A(a)(b)	10,707	533,744
LifeStance Health Group, Inc.(a)	34,851	180,180
Privia Health Group, Inc.(a)	33,549	771,627
Progyny, Inc.(a)	87,308	1,920,776
Select Medical Holdings Corp.	105,800	1,606,044
Tempus AI, Inc., Class A(a)	635	40,348
Tenet Healthcare Corp.(a)	6,080	1,070,080
Universal Health Services, Inc., Class B	14,714	2,665,441
Viemed Healthcare, Inc.(a)	43,196	298,484
		14,412,595
Health Care REITs — 0.5%
CareTrust REIT, Inc.	36,758	1,124,795
Omega Healthcare Investors, Inc.	29,500	1,081,175
		2,205,970
Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	27,121	1,663,602
Health Catalyst, Inc.(a)	27,539	103,822
Phreesia, Inc.(a)	17,284	491,903
Schrodinger, Inc.(a)	43,754	880,330
		3,139,657
Hotel & Resort REITs — 0.2%
Chatham Lodging Trust	4,175	29,100
DiamondRock Hospitality Co.	58,918	451,312
RLJ Lodging Trust	51,132	372,241
		852,653
Hotels, Restaurants & Leisure — 2.1%
Brinker International, Inc.(a)	7,844	1,414,508
Dutch Bros, Inc., Class A(a)	19,703	1,347,094
Everi Holdings, Inc.(a)	3,548	50,524

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Life Time Group Holdings, Inc.(a)	40,058	$ 1,214,959
Lindblad Expeditions Holdings, Inc.(a)	13,930	162,563
Monarch Casino & Resort, Inc.	1,387	119,892
Norwegian Cruise Line Holdings Ltd.(a)	86,900	1,762,332
Planet Fitness, Inc., Class A(a)	3,016	328,895
PlayAGS, Inc.(a)	2,897	36,184
Rush Street Interactive, Inc., Class A(a)	26,435	393,881
Shake Shack, Inc., Class A(a)	3,356	471,854
Texas Roadhouse, Inc.	12,485	2,339,814
		9,642,500
Household Durables — 1.5%
Century Communities, Inc.	7,783	438,339
Leggett & Platt, Inc.	17,584	156,849
M/I Homes, Inc.(a)	17,377	1,948,309
Mohawk Industries, Inc.(a)	2,266	237,567
Newell Brands, Inc.	357,667	1,931,402
SharkNinja, Inc.(a)	3,829	379,033
Taylor Morrison Home Corp., Class A(a)	1,017	62,464
Toll Brothers, Inc.	15,689	1,790,586
		6,944,549
Household Products — 0.2%
Central Garden & Pet Co., Class A, NVS(a)	20,514	641,883
WD-40 Co.	1,412	322,063
		963,946
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	5,870	183,144
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	85,137	1,415,828
First Industrial Realty Trust, Inc.	80,117	3,856,031
		5,271,859
Insurance — 3.1%
AMERISAFE, Inc.	24,953	1,091,195
Donegal Group, Inc., Class A	10,161	203,474
eHealth, Inc.(a)	11,283	49,081
Fidelis Insurance Holdings Ltd.	4,918	81,540
First American Financial Corp.	7,292	447,656
Globe Life, Inc.	5,117	635,992
Hanover Insurance Group, Inc. (The)	10,444	1,774,122
Mercury General Corp.	1,124	75,690
NI Holdings, Inc.(a)	16,460	209,700
Oscar Health, Inc., Class A(a)	35,356	758,033
Palomar Holdings, Inc.(a)	3,241	499,924
Primerica, Inc.	762	208,537
Reinsurance Group of America, Inc.	11,971	2,374,568
Slide Insurance Holdings, Inc.(a)	23,752	514,468
Stewart Information Services Corp.	19,687	1,281,624
Tiptree, Inc.	830	19,571
United Fire Group, Inc.	1,477	42,390
Universal Insurance Holdings, Inc.	4,916	136,321
Unum Group	50,575	4,084,437
		14,488,323
Interactive Media & Services — 0.9%
EverQuote, Inc., Class A(a)	27,279	659,606
Grindr, Inc.(a)	40,554	920,576
MediaAlpha, Inc., Class A(a)	22,467	246,014
QuinStreet, Inc.(a)	36,321	584,768
Shutterstock, Inc.	13,980	265,061
Taboola.com Ltd.(a)	74,893	274,108
Teads Holding Co.(a)	18,304	45,394
Security	Shares	Value
Interactive Media & Services (continued)
Yelp, Inc.(a)	11,167	$ 382,693
ZipRecruiter, Inc., Class A(a)	120,636	604,386
		3,982,606
IT Services — 0.2%
DXC Technology Co.(a)	32,791	501,375
Kyndryl Holdings, Inc.(a)	14,220	596,671
		1,098,046
Leisure Products — 0.4%
Hasbro, Inc.	14,807	1,093,053
Mattel, Inc.(a)	38,316	755,592
Peloton Interactive, Inc., Class A(a)	12,495	86,715
		1,935,360
Life Sciences Tools & Services — 0.5%
Avantor, Inc.(a)	15,534	209,088
Azenta, Inc.(a)	29,374	904,132
Bio-Techne Corp.	5,163	265,636
Charles River Laboratories International, Inc.(a)	1,121	170,089
Fortrea Holdings, Inc.(a)	3,843	18,984
Medpace Holdings, Inc.(a)	190	59,633
Personalis, Inc.(a)	27,444	180,033
QIAGEN NV	6,066	291,532
Repligen Corp.(a)	383	47,638
		2,146,765
Machinery — 3.4%
Atmus Filtration Technologies, Inc.	27,453	999,838
Chart Industries, Inc.(a)	454	74,751
Crane Co.	2,560	486,118
Flowserve Corp.	105,691	5,532,924
Greenbrier Cos., Inc. (The)	3,350	154,268
ITT, Inc.	14,817	2,323,750
Mueller Industries, Inc.	5,977	474,992
Pentair PLC	31,740	3,258,429
Shyft Group, Inc. (The)	16,698	209,393
SPX Technologies, Inc.(a)	5,501	922,408
Worthington Enterprises, Inc.	21,480	1,366,987
		15,803,858
Media — 1.2%
DoubleVerify Holdings, Inc.(a)	28,942	433,262
Gray Media, Inc.	24,727	112,013
Liberty Broadband Corp., Class A(a)	1,191	116,504
New York Times Co. (The), Class A	41,590	2,328,208
News Corp., Class A, NVS	35,514	1,055,476
News Corp., Class B	6,287	215,707
Paramount Global, Class B, NVS	77,576	1,000,730
Thryv Holdings, Inc.(a)	12,963	157,630
		5,419,530
Metals & Mining — 2.4%
Alcoa Corp.	17,065	503,588
Alpha Metallurgical Resources, Inc.(a)	9,542	1,073,284
Century Aluminum Co.(a)	40,075	722,151
Cleveland-Cliffs, Inc.(a)	117,515	893,114
Coeur Mining, Inc.(a)	103,870	920,288
Compass Minerals International, Inc.(a)	12,665	254,440
Constellium SE, Class A(a)	33,869	450,458
Kaiser Aluminum Corp.	6,400	511,360
Materion Corp.	3,341	265,175
Olympic Steel, Inc.	15,352	500,322
Piedmont Lithium, Inc.(a)(b)	4,749	27,639
Ramaco Resources, Inc., Class A	11,935	156,826
Ramaco Resources, Inc., Class B(a)	110	900

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Reliance, Inc.	12,726	$ 3,994,691
Royal Gold, Inc.	3,599	640,046
SunCoke Energy, Inc.	24,906	213,943
		11,128,225
Multi-Utilities — 1.0%
Avista Corp.	63,622	2,414,455
NiSource, Inc.	37,288	1,504,198
Northwestern Energy Group, Inc.	14,964	767,653
		4,686,306
Office REITs — 0.0%
COPT Defense Properties	2,781	76,700
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(a)	57,503	2,316,221
California Resources Corp.	24,972	1,140,471
Chord Energy Corp.	25,951	2,513,354
Civitas Resources, Inc.	29,417	809,556
Clean Energy Fuels Corp.(a)	63,090	123,026
EQT Corp.	18,392	1,072,621
HF Sinclair Corp.	13,753	564,973
Matador Resources Co.	17,677	843,546
Murphy Oil Corp.	39,471	888,098
Ovintiv, Inc.	32,762	1,246,594
Par Pacific Holdings, Inc.(a)	5,371	142,493
PBF Energy, Inc., Class A	19,753	428,048
Scorpio Tankers, Inc.	3,199	125,177
SM Energy Co.	79,834	1,972,698
		14,186,876
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	41,447	2,050,797
Copa Holdings SA, Class A, NVS	832	91,495
SkyWest, Inc.(a)	13,171	1,356,218
		3,498,510
Personal Care Products — 0.7%
BellRing Brands, Inc.(a)	52,427	3,037,096
Pharmaceuticals — 1.2%
Atea Pharmaceuticals, Inc.(a)	20,922	75,319
Axsome Therapeutics, Inc.(a)	3,307	345,218
Corcept Therapeutics, Inc.(a)	16,310	1,197,154
Harmony Biosciences Holdings, Inc.(a)	11,425	361,030
Jazz Pharmaceuticals PLC(a)	10,562	1,120,839
Pacira BioSciences, Inc.(a)	4,752	113,573
Phibro Animal Health Corp., Class A	3,599	91,919
Prestige Consumer Healthcare, Inc.(a)	16,726	1,335,571
Supernus Pharmaceuticals, Inc.(a)	6,854	216,038
Tarsus Pharmaceuticals, Inc.(a)	3,692	149,563
Theravance Biopharma, Inc.(a)	3,411	37,623
Trevi Therapeutics, Inc.(a)	63,745	348,685
		5,392,532
Professional Services — 2.3%
CACI International, Inc., Class A(a)	4,265	2,033,126
ExlService Holdings, Inc.(a)	54,229	2,374,688
IBEX Holdings Ltd.(a)	15,004	436,616
ICF International, Inc.	6,760	572,640
KBR, Inc.	17,932	859,660
Legalzoom.com, Inc.(a)	47,631	424,392
ManpowerGroup, Inc.	76,555	3,092,822
Maximus, Inc.	3,088	216,778
Security	Shares	Value
Professional Services (continued)
TriNet Group, Inc.	4,267	$ 312,088
Willdan Group, Inc.(a)	7,863	491,516
		10,814,326
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	133,749	484,171
Compass, Inc., Class A(a)	7,117	44,695
Kennedy-Wilson Holdings, Inc.	18,764	127,595
Marcus & Millichap, Inc.	3,780	116,084
Zillow Group, Inc., Class A(a)	3,370	230,811
		1,003,356
Residential REITs — 0.2%
Camden Property Trust	8,428	949,751
Clipper Realty, Inc.	18	66
NexPoint Residential Trust, Inc.	2,071	69,006
Veris Residential, Inc.	8,805	131,107
		1,149,930
Retail REITs — 3.3%
Agree Realty Corp.	18,176	1,327,938
Brixmor Property Group, Inc.	137,055	3,568,912
Federal Realty Investment Trust	497	47,210
FrontView REIT, Inc.	7,147	85,764
Kimco Realty Corp.	266,951	5,611,310
NNN REIT, Inc.	89,859	3,880,112
Urban Edge Properties	41,959	782,955
		15,304,201
Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor Ltd.(a)	2,489	63,868
Ambarella, Inc.(a)	11,267	744,354
Astera Labs, Inc.(a)	9,531	861,793
Credo Technology Group Holding Ltd.(a)	27,234	2,521,596
Diodes, Inc.(a)	765	40,461
Lattice Semiconductor Corp.(a)	11,464	561,621
MaxLinear, Inc.(a)	20,387	289,699
Onto Innovation, Inc.(a)	9,282	936,832
Power Integrations, Inc.	6,573	367,431
Qorvo, Inc.(a)	2,471	209,813
Rambus, Inc.(a)	15,694	1,004,730
SiTime Corp.(a)	5,398	1,150,206
Synaptics, Inc.(a)	20,540	1,331,403
		10,083,807
Software — 5.9%
8x8, Inc.(a)	80,071	156,939
ACI Worldwide, Inc.(a)	28,048	1,287,684
Alarm.com Holdings, Inc.(a)	23,279	1,316,893
Amplitude, Inc., Class A(a)	20,043	248,533
Asana, Inc., Class A(a)	15,047	203,135
Aurora Innovation, Inc., Class A(a)	58,104	304,465
Box, Inc., Class A(a)	25,017	854,831
Braze, Inc., Class A(a)	3,261	91,634
C3.ai, Inc., Class A(a)	7,692	188,992
Clearwater Analytics Holdings, Inc., Class A(a)	45,772	1,003,780
Confluent, Inc., Class A(a)	72,332	1,803,237
Dynatrace, Inc.(a)	22,397	1,236,538
Elastic NV(a)	41,922	3,535,282
Five9, Inc.(a)	15,054	398,630
Freshworks, Inc., Class A(a)	26,712	398,276
Gitlab, Inc., Class A(a)	25,044	1,129,735
Guidewire Software, Inc.(a)	9,121	2,147,539
InterDigital, Inc.	385	86,329
JFrog Ltd.(a)	8,334	365,696

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
LiveRamp Holdings, Inc.(a)	27,247	$ 900,241
Nutanix, Inc., Class A(a)	19,032	1,454,806
Ooma, Inc.(a)	35,233	454,506
PROS Holdings, Inc.(a)	9,862	154,439
Qualys, Inc.(a)	10,266	1,466,703
RingCentral, Inc., Class A(a)	21,672	614,401
Rubrik, Inc., Class A(a)	2,182	195,485
SEMrush Holdings, Inc., Class A(a)	17,009	153,931
SentinelOne, Inc., Class A(a)	7,704	140,829
Tenable Holdings, Inc.(a)	28,139	950,535
Unity Software, Inc.(a)	9,118	220,656
Varonis Systems, Inc.(a)	25,590	1,298,693
Verint Systems, Inc.(a)	7,873	154,862
Workiva, Inc., Class A(a)	24,004	1,643,074
Zeta Global Holdings Corp., Class A(a)	50,477	781,889
		27,343,198
Specialized REITs — 1.3%
CubeSmart	134,239	5,705,158
Four Corners Property Trust, Inc.	9,732	261,888
		5,967,046
Specialty Retail — 4.2%
Abercrombie & Fitch Co., Class A(a)	5,568	461,309
AutoNation, Inc.(a)	999	198,451
Bath & Body Works, Inc.	31,239	935,920
Boot Barn Holdings, Inc.(a)	3,745	569,240
Carvana Co., Class A(a)	5,936	2,000,195
Chewy, Inc., Class A(a)	17,079	727,907
Five Below, Inc.(a)	14,275	1,872,594
Floor & Decor Holdings, Inc., Class A(a)	12,830	974,567
Gap, Inc. (The)	54,154	1,181,099
Group 1 Automotive, Inc.	3,776	1,649,017
Lithia Motors, Inc., Class A	9,246	3,123,484
Penske Automotive Group, Inc.	11,011	1,891,800
Petco Health & Wellness Co., Inc.(a)(b)	25,442	72,001
Revolve Group, Inc., Class A(a)(b)	45,223	906,721
RH(a)	2,724	514,863
Sonic Automotive, Inc., Class A	1,154	92,239
Urban Outfitters, Inc.(a)	10,494	761,235
Victoria’s Secret & Co.(a)	10,351	191,701
Warby Parker, Inc., Class A(a)	23,308	511,144
Wayfair, Inc., Class A(a)	13,522	691,515
Zumiez, Inc.(a)	21,945	290,991
		19,617,993
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc., Class A(a)	16,363	942,181
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc.(a)	1,023	103,610
G-III Apparel Group Ltd.(a)(b)	41,966	940,038
Ralph Lauren Corp., Class A	14,152	3,881,611
Skechers U.S.A., Inc., Class A(a)	9,460	596,926
Steven Madden Ltd.	3,151	75,561
VF Corp.	62,715	736,901
		6,334,647
Security	Shares	Value
Trading Companies & Distributors — 1.3%
BlueLinx Holdings, Inc.(a)	3,091	$ 229,909
Boise Cascade Co.	20,394	1,770,607
DNOW, Inc.(a)	67,804	1,005,533
FTAI Aviation Ltd.	5,166	594,297
GATX Corp.	512	78,623
Herc Holdings, Inc.	8,150	1,073,273
McGrath RentCorp	1,766	204,785
Watsco, Inc.	2,834	1,251,551
		6,208,578
Water Utilities — 0.1%
H2O America	5,781	300,439
Total Common Stocks — 97.9% (Cost: $416,477,065)		454,204,022
Rights
Biotechnology — 0.0%
Poseida Therapeutics, Inc., CVR(a)(c)	4,680	6,599
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)(c)	2,192	—
Total Rights — 0.0% (Cost: $ —)		6,599
Total Long-Term Investments — 97.9% (Cost: $416,477,065)		454,210,621
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	3,174,181	3,175,450
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(d)(e)	4,384,940	4,384,940
Total Short-Term Securities — 1.6% (Cost: $7,560,167)		7,560,390
Total Investments — 99.5% (Cost: $424,037,232)		461,771,011
Other Assets Less Liabilities — 0.5%		2,481,399
Net Assets — 100.0%		$ 464,252,410

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,061,431	$ —	$ (1,884,752)(a)	$ (1,285)	$ 56	$ 3,175,450	3,174,181	$ 5,408 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,391,091	993,849 (a)	—	—	—	4,384,940	4,384,940	43,277	—
				$ (1,285)	$ 56	$ 7,560,390		$ 48,685	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	48	09/19/25	$ 5,260	$ 150,939
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 454,204,022	$ —	$ —	$ 454,204,022
Rights	—	—	6,599	6,599
Short-Term Securities
Money Market Funds	7,560,390	—	—	7,560,390
	$ 461,764,412	$ —	$ 6,599	$ 461,771,011
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 150,939	$ —	$ —	$ 150,939

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust